Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity investments without readily determinable fair values
Opening balance	¥ 232,230		¥ 156,904
Additions			93,350
Impairment	(8,103)		(17,850)
Foreign exchange adjustment	(686)		(174)
Ending balance	224,813		232,230	¥ 156,904
Equity method investments
Opening balance	20,270		9,196
Additions			12,596
Share of losses of equity method investee	(17,223)	$ (2,497)	(1,522)	(4,279)
Foreign exchange adjustment			(174)
Ending balance	3,146		20,270	9,196
Opening balance	252,500		166,100
Additions			105,946
Impairment	(8,103)		(17,850)
Share of losses of equity method investments	(17,124)		(1,522)
Share of losses of equity method investee	(17,124)
Foreign exchange adjustment	(686)		(174)
Ending balance	¥ 227,959	$ 33,051	¥ 252,500	¥ 166,100